Federated Municipal Ultrashort Fund
A Portfolio of Federated Fixed Income Series, Inc.
CLASS A SHARES (TICKER FMUUX)
INSTITUTIONAL SHARES (TICKER FMUSX)

SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 30, 2016
1. Under the section entitled “Fund Summary Information,” please add the following to the end of the “Risk/Return Summary: Fees and Expenses” introductory paragraph:
“If you purchase the Fund's Institutional Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.”
2. Please add the following to the end of the section entitled “What Do Shares Cost?”:
“Commissions on Certain Shares
The Fund does not charge any front-end load, deferred sales charge or other asset-based fee for sales or distribution of Institutional Shares. However, if you purchase Institutional Shares through a broker acting solely as an agent on behalf of its customers, you may be required to pay a commission to the broker in an amount determined and separately disclosed to you by the broker.
Because the Fund is not a party to any such commission arrangement between you and your broker, any purchases and redemptions of Institutional Shares will be made at the applicable net asset value (before imposition of the commission). Any such commissions charged by a broker are not reflected in the fees and expenses listed in the “Risk/Return Summary: Fees and Expenses” section of the Fund's Prospectus and described above nor are they reflected in the “Performance: Bar Chart and Table,” because they are not charged by the Fund.
Shares of the Fund are available in other share classes that have different fees and expenses.”
3. Please add the following as the second to last sentence of the section entitled “Additional Payments to Financial Intermediaries”:
“In addition, as discussed above in “Commissions on Certain Shares,” if you purchase Institutional Shares through a broker acting solely as an agent on behalf of its customers, you may be required to pay a commission to the broker in an amount determined and separately disclosed to you by the broker.”
May 25, 2017
Federated Municipal Ultrashort Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453833 (5/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Federated Municipal Ultrashort Fund
A Portfolio of Federated Fixed Income Series, Inc.
CLASS A SHARES (TICKER FMUUX)
INSTITUTIONAL SHARES (TICKER FMUSX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED NOVEMBER 30, 2016
Under the section entitled “Fund Summary Information,” please add the following to the end of the “Risk/Return Summary: Fees and Expenses” introductory paragraph:
“If you purchase the Fund's Institutional Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.”
May 25, 2017
Federated Municipal Ultrashort Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453834 (5/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.